Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key Management Compensation:
Executive Salaries And Remuneration	$ 567,000	$ 562,000	$ 455,000
Severance	0	0	90,000
Directors Fees	26,000	33,000	20,000
Share-based Payments	929,000	148,000	101,000
Total Key Management Compensation	1,522,000	743,000	666,000
Net Office, Sundry, Rent And Salary Allocations Recovered From (incurred To) Company(ies) Sharing Certain Common Director(s)	8,000	5,000	$ 4,000
Net Balance Receivable Payable
Key Management Compensation:
Executive Salaries And Remuneration	126,000	118,000
Severance	0	0
Directors Fees	0	0
Share-based Payments	0	0
Total Key Management Compensation	126,000	118,000
Net Office, Sundry, Rent And Salary Allocations Recovered From (incurred To) Company(ies) Sharing Certain Common Director(s)	$ 1,000	$ 1,000